May 29, 2021
03.31 FIMM Funds PRO - Institutional Class-09 | Treasury Portfolio
Fund Summary Fund/Class:Treasury Portfolio/Institutional
Investment Objective
The fund seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Principal Investment Strategies
Normally investing at least 99.5% of total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities. Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, liquidity, and diversification of investments. In addition, the fund normally invests at least 80% of its assets in U.S. Treasury securities and repurchase agreements for those securities.
Principal Investment Risks
Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease. Income Risk. A low or negative interest rate environment can adversely affect the fund’s yield. Issuer-Specific Changes. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The fund will not impose a fee upon the sale of your shares, nor temporarily suspend your ability to sell shares if the fund's weekly liquid assets fall below 30% of its total assets because of market conditions or other factors.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year. Past performance is not an indication of future performance. Visit www.fidelity.com or institutional.fidelity.com for more recent performance information.
Year-by-Year Returns
Average Annual Returns